Current and long-term debt - IFRS 16 - Leases - Three MRs (Details) - Leases 3 MR IFRS16 [Member] - MR [Member]	1 Months Ended
Apr. 30, 2020 USD ($) tanker
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker	3
Finance lease daily rate per vessel	$ 1,910
Borrowings instrument term	3 years
Increased borrowings per vessel	$ 1,900,000